Related party transactions - Additional information (Details)		6 Months Ended
	Apr. 23, 2025 EUR (€)	Jun. 30, 2025 EUR (€) contract licensing_agreement	Dec. 31, 2024	Jun. 30, 2024 EUR (€)
Disclosure of transactions between related parties [Line Items]
Provision for expenses with related parties				€ 154,000
Provision for attendance fees		€ 268,000
Issue of equity		€ 14,932,000
Percentage of shareholding in the company		100.00%	100.00%
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Number of licensing agreements | licensing_agreement		3
Amounts payable, related party transactions		€ 0
Sanofi-Aventis
Disclosure of transactions between related parties [Line Items]
Amounts payable, related party transactions		€ 0
Issue of equity	€ 15,000,000.0
Percentage of shareholding in the company	9.05%
Number of collaboration contracts | contract		2